BUSINESS ACQUISITIONS (Schedule of Business Acquisition Contingent Consideration) (Details) (USD $)	Dec. 31, 2010
BUSINESS ACQUISITIONS [Abstract]
Total consideration paid in cash	$ 46,048,500